CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activities:
Net income	$ 6,092,063	$ 5,766,318	$ 5,921,219
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,935,166	1,800,203	1,782,859
Amortization of premiums and (accretion of discounts) on securities, net	312,810	663,543	849,024
Net change in fair value of trading securities	(1,935,407)	(619,751)	(198,632)
Provision for loan losses	500,000	740,000	1,050,000
Provision for deferred income taxes	1,702,326	397,052	453,435
Loss on impairment of securities	0	0	367,424
ESOP shares earned	350,079	350,113	343,042
Stock compensation earned	549,836	264,462	0
Loss on write down or sale of foreclosed assets	54,271	118,860	135,668
Loss on impairment of other asset	0	1,886,080	0
Gain on securities, net	(484,246)	(796,281)	(425,730)
Gain on sale of loans, net	(323,433)	(703,486)	(487,628)
Income tax payable	(201,398)	(147,524)	(300,044)
Accrued interest receivable	(156,905)	161,994	228,202
Other assets	(2,974,439)	(321,285)	(1,493,384)
Other liabilities	243,647	(1,895,013)	1,770,247
Earnings on bank owned life insurance	(583,484)	(542,087)	(646,675)
Origination of loans held for sale	(11,389,860)	(23,209,069)	(25,296,779)
Proceeds from sales of loans	12,681,781	23,571,483	25,953,172
Proceeds on sale of trading securities	2,502,107	0	845,000
Maturities and calls of trading securities	0	2,000,000	0
Net cash provided by operating activities	8,874,914	9,485,612	10,850,420
Investing activities:
Purchase of securities available-for-sale	(92,140,523)	(140,313,084)	(86,022,264)
Proceeds from sale of securities available-for-sale	50,193,241	38,519,694	52,262,277
Maturities and calls of securities available-for-sale	16,069,518	54,615,727	54,875,009
Principal collected on securities available-for-sale	18,060,807	17,476,504	15,817,814
Purchase of securities held-to-maturity	(21,738,132)	(4,092,944)	(35,024,792)
Maturities and call of securities held-to-maturity	543,500	14,217,131	6,998,432
Principal collected on securities held-to-maturity	7,736,848	7,787,821	4,778,473
Purchase of FHLB stock	(4,046,900)	(3,090,600)	(538,400)
Redemption of FHLB stock	4,394,300	3,256,500	545,600
Net increase in loans	(25,791,734)	(25,772,158)	(3,934,486)
Purchase of bank premises and equipment	(593,905)	(720,645)	(2,869,266)
Proceeds from the sale of foreclosed property	200,327	344,636	412,621
Purchase of insurance company	(16,920)	(795,149)	(361,718)
Purchase of employee benefits company	0	0	(95,388)
Net cash (used in) provided by investing activities	(47,129,573)	(38,566,567)	6,843,912
Financing activities:
Net increase in demand deposit, savings, money market, interest-bearing checking and mortgagor's escrow accounts	66,908,986	18,139,826	10,327,053
Net increase (decrease) in time deposits	2,076,044	(499,806)	(11,866,277)
Repayment of borrowings	(5,000,000)	(8,000,000)	(1,000,000)
Proceeds from borrowings	0	3,000,000	0
Exercise of stock options	46,371	0	0
Redemption of noncontrolling interest	(500)	0	(2,500,500)
Dividends on preferred stock of subsidiary held by noncontrolling interest	(5,875)	(5,900)	(191,938)
Repurchase of common shares	(39,754)	(1,039,703)	(2,267,285)
Cash dividends	(3,350,382)	(3,282,056)	(3,365,128)
Net cash provided by (used in) financing activities	60,634,890	8,312,361	(10,864,075)
Increase (decrease) in cash and cash equivalents	22,380,231	(20,768,594)	6,830,257
Cash and cash equivalents at beginning of year	19,803,079	40,571,673	33,741,416
Cash and cash equivalents at end of year	42,183,310	19,803,079	40,571,673
Supplemental disclosures of cash flow information:
Cash paid for interest	2,645,192	3,176,711	4,041,821
Cash paid for income taxes	2,657,398	2,240,000	1,715,025
Non-cash investing activities
Transfer of loans to foreclosed assets	325,537	273,960	538,609
Transfer of securities from available-for-sale to held-to-maturity	98,942,426	0	0
Non-cash financing activities
Dividends declared and unpaid	843,268	842,952	829,868
Notes Issued	$ 0	$ 1,000,000	$ 361,718